Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000196833 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000196833 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000196833 | State Street SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000196833 | iShares Fallen Angels USD Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000196833 | Fixed Income - Other46435U853
Holdings [Line Items]
Percent of Total Investments	100.00%
C000196833 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000196860 | 464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000196860 | ESZ6P5850_20261221_L_EDF | CMC E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196860 | ESZ5P5625_20251222_L_EDF | CMC E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000196860 | ESZ5C7150_20251222_S_EDF | CMC E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000196860 | ESZ5P6625_20251222_S_EDF | CMC E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000196860 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	96.20%
C000196860 | FuturesESZ5P5625_20251222_L_EDF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000196860 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196860 | Equity
Holdings [Line Items]
Percent of Net Asset Value	87.30%